Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-36258
Entity Registrant Name	CRESCENT POINT ENERGY CORP.
Entity Incorporation, State or Country Code	A0
Entity Primary SIC Number	1311
Entity Address, Address Line Two	Suite 2000
Entity Address, Address Line One	585-8th Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 1G1
City Area Code	403
Local Phone Number	693-0020
Title of 12(b) Security	Common Shares
Trading Symbol	CPG
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	619,929,490
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Entity Central Index Key	0001545851
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940